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                      SUPPLEMENT TO THE CLASS A PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE EUROPEAN EQUITY FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF GOALS AND STRATEGIES FOUND ON PAGE 13 OF THE PROSPECTUS AND ON PAGE 1 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Under normal market conditions, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of European issuers. European issuers are companies (i) whose principal trading market is in any European country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in European markets, or which have at least 50% of their assets situated in one or more European markets; (ii) that are organized under the laws of, and with a principal office in, a European country; or (iii) the principal securities trading market for which is in a European market. The fund currently intends to primarily invest in Western European countries although it has no established limitations on the allocation of investments among European countries.

The fund's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the fund to become effective upon at least 60 days' notice to shareholders prior to any such change.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF CERTAIN INVESTMENT PRACTICES:
INVESTMENT-GRADE DEBT SECURITIES AND NON-INVESTMENT-GRADE DEBT SECURITIES FOUND ON PAGE 18 OF THE PROSPECTUS:

The total investment in investment-grade and non-investment-grade debt securities is limited to 20% of net assets, plus any borrowings for investment purposes.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated:  May 31, 2002                                              CSEEA-16-0502

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                    SUPPLEMENT TO THE COMMON CLASS PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE EUROPEAN EQUITY FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S COMMON CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF GOALS AND STRATEGIES FOUND ON PAGE 12 OF THE PROSPECTUS AND ON PAGE 1 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Under normal market conditions, the fund invests at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of European issuers. European issuers are companies (i) whose principal trading market is in any European country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in European markets, or which have at least 50% of their assets situated in one or more European markets; (ii) that are organized under the laws of, and with a principal office in, a European country; or (iii) the principal securities trading market for which is in a European market. The fund currently intends to primarily invest in Western European countries although it has no established limitations on the allocation of investments among European countries.

The fund's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the fund to become effective upon at least 60 days' notice to shareholders prior to any such change.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF CERTAIN INVESTMENT PRACTICES:
INVESTMENT-GRADE DEBT SECURITIES AND NON-INVESTMENT-GRADE DEBT SECURITIES FOUND ON PAGE 17 OF THE PROSPECTUS:

The total investment in investment-grade and non-investment-grade debt securities is limited to 20% of net assets, plus any borrowings for investment purposes.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated:  May 31, 2002                                              WPEEQ-16-0502